Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

10.	SHARE-BASED COMPENSATION

As of December 31, 2010, we had restricted common stock, stock-settled stock appreciation rights (or “SSARs”) and common stock option equity awards outstanding under three share-based compensation plans.

The share-based compensation cost related to equity awards that has been charged against income was $11,493, $16,652, and $8,550 for the fiscal years ended December 31, 2010, 2009 and 2008, respectively. The total income tax benefit recognized in the income statement for share based compensation arrangements related to equity awards was $4,387, $6,302 and $3,227 for the fiscal years ended December 31, 2010, 2009 and 2008, respectively. There were no capitalized share-based compensation costs at December 31, 2010, 2009 or 2008.

Total share-based compensation expense (inclusive of restricted common stock, common stock options, and SSARs) for the fiscal years ended December 31, 2010, 2009 and 2008 is reflected in our Consolidated Statements of Operations as noted below:

	December 31,
	2010	2009	2008

Cost of revenue	$2,722	$3,063	$1,983
Product development	461	866	721
Selling and marketing	2,476	2,920	1,894
General and administrative	5,834	9,803	3,952

Total share-based compensation expense	$11,493	$16,652	$8,550

Employee Stock Purchase Plan

In 2010, the Company established the MedAssets, Inc. Employee Stock Purchase Plan (the “Plan”). Under the Plan, eligible employees may purchase shares of our common stock at a discounted price through payroll deductions. The price per share of the common stock sold to participating employees will be 95% of the fair market value of such share on the applicable purchase date. The Plan requires that all stock purchases be held by participants for a period of 18 months from the purchase date. A total of 500,000 shares of our common stock are authorized for purchase under the Plan. There were no purchases under the Plan during the year ended December 31, 2010 and the first purchase date is expected to be February 28, 2011.

Equity Incentive Plans

In 2010, the Board approved and the Company’s stockholders adopted the MedAssets, Inc. 2010 Special Stock Incentive Plan (the “Plan”). Under the Plan, the Company may award stock-based incentives to selected eligible persons. The Plan allows for the grant of stock options, which are the right to purchase shares of stock at a fixed price at some time in the future, and other stock-based awards. The Company granted 425,000 SSARs and 185,000 shares of restricted stock pursuant to the Plan. No further equity grants will be issued under the plan.

The purpose of the Plan is to assist the Company in attracting, retaining, motivating, and rewarding certain individuals who have not previously served as employees or directors of the Company or its affiliates and who have become employees of the Company or its affiliates in connection with the Company’s acquisition of the Broadlane Group, and to serve as an inducement to their entering into employment with the Company. The Plan is intended to promote the creation of long-term value for stockholders of the Company by closely aligning the interests of such individuals with those of the stockholders.

In 2008, the Board approved and the Company’s stockholders adopted the MedAssets Inc. Long-Term Performance Incentive Plan (the “2008 Plan”). The 2008 Plan provides for the grant of non-qualified stock options, incentive stock options, restricted stock awards, restricted stock unit awards, performance awards, stock appreciation rights and other stock-based awards. An aggregate of 5,500,000 underlying shares of our common stock was reserved for issuance to the Company’s directors, employees, and others under the 2008 Plan. As of December 31, 2010, we had approximately 953,000 shares remaining under our 2008 Plan available for grant. The 2008 Plan was designed to replace and succeed the MedAssets, Inc. 2004 Long-Term Incentive Plan and the 1999 Stock Incentive Plan. Equity awards issued under the 2008 Plan consist of common stock options, restricted stock (both service-based and performance-based), and SSARs (both service-based and performance-based).

Option awards issued under the 2008 Plan generally vest based over five years of continuous service and have seven-year contractual terms. Service-based share awards generally vest over one to four years. However, specific vesting criteria have been established for certain equity awards issued to employees which are comprised of the following:

•	Performance-based SSARs vest upon the achievement of a 25% compounded annual growth rate of non-GAAP diluted adjusted EPS (which we formerly referred to as non-GAAP diluted cash EPS) for the three-year period ending December 31, 2011. None of the performance-based SSARs will vest unless the Company achieves the 25% diluted adjusted EPS growth rate.

•	Performance-based restricted common stock will vest as follows:

(i) 50% vesting based on achievement of a 15% compounded annual growth rate of diluted adjusted EPS for the three-year period ending December 31, 2011;

(ii) Pro rata vesting of between 50% and 100% based on achievement of a compounded annual growth rate of diluted adjusted EPS between 15% and 25% for the three-year period ending December 31, 2011; and

(iii) 100% vesting based on achievement of a 25% compounded annual growth rate of diluted adjusted EPS for the three-year period ending December 31, 2011.

The compensation committee resolved that the Company’s adjusted earnings per share growth, or diluted adjusted EPS growth (formerly referred to as diluted cash earnings per share, or “cash EPS”), will be used as the performance criteria for the SSARs and restricted common stock awards subject to performance-based vesting. Diluted adjusted EPS, a non-GAAP measure, is defined as the Company’s fully-diluted net income per share excluding non-cash acquisition-related intangible amortization, non-cash share-based compensation expense and certain Board approved non-recurring items on a tax-adjusted basis. The Company’s management team and Board believe the use of diluted adjusted EPS as the measure for vesting terms is appropriate as it can be used to analyze the Company’s operating performance on a consistent basis by removing the impact of certain non-cash and non-recurring items from the Company’s operations, and by reflecting organic growth and accretive business transactions. However, as diluted adjusted EPS is a non-GAAP measure, it may not be the sole or best measure for investors to gauge the Company’s overall financial performance. The audit committee of the Board will be responsible for validating the calculation of diluted adjusted EPS growth over the relevant period.

In addition to meeting the performance targets as discussed above, the grantees must be employed by the Company for a continuous four year period through December 31, 2012 in order for the awards that are subject to performance-based vesting criteria to vest.

•	Service-based SSARs vest 25% annually beginning on December 31, 2009.

•	Service-based restricted stock vest 100% on December 31, 2012.

Option awards issued under the 2004 Long Term Equity Incentive Plan generally vest based over five years of continuous service and have ten-year contractual terms. Service-based share awards generally vest over three years. We will not issue any additional awards under this plan and all future shares that are canceled or forfeited that were initially issued under this plan will be added back to our 2008 plan.

Option awards issued under the 1999 Stock Incentive Plan generally vest based over three to four years of continuous service and have ten-year contractual terms. Service-based share awards generally vest over three years. We will not issue any additional awards under this plan and all future shares that are canceled or forfeited that were initially issued under this plan will be added back to our 2008 plan.

Under all plans, our policy is to grant equity awards with an exercise price (or base price in the case of SSARs) equal to the fair market price of our stock on the date of grant.

Equity Award Valuation

Under generally accepted accounting principles for stock compensation, we calculate the grant-date estimated fair value of share-based awards using a Black-Scholes valuation model. Determining the estimated fair value of share-based awards is judgmental in nature and involves the use of significant estimates and assumptions, including the expected term of the share-based awards, risk-free interest rates over the vesting period, expected dividend rates, the price volatility of the Company’s shares and forfeiture rates of the awards. The guidance requires forfeitures to be estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The forfeiture rate is estimated based on historical experience. We base fair value estimates on assumptions we believe to be reasonable but that are inherently uncertain. Actual future results may differ from those estimates.

The fair value of each equity award has been estimated as of the date of grant using the Black-Scholes option-pricing model with the following assumptions for the fiscal years ended December 31, 2010, 2009 and 2008:

	December 31,
	2010	2009	2008

Range of calculated volatility	29.6% - 44.99%	31.21% - 34.73%	32.2% - 36.1%
Dividend yield	0%	0%	0%
Range of risk free interest rate	1.37% - 2.44%	1.36% - 2.46%	1.6% - 3.6%
Range of expected term	4.0 - 5.0 years	4.0 - 5.0 years	5.0 - 6.5 years

It is not practicable for us to estimate the expected volatility of our share price required by existing accounting requirements based solely on our own historical stock price volatility (trading history), given our limited history as a publicly traded company. Once we have sufficient history as a public company, we will estimate the expected volatility of our share price, which may impact our future share-based compensation. In accordance with generally accepted accounting principles for stock compensation, we have estimated grant-date fair value of our shares using a combination of our own trading history and a volatility calculated (“calculated volatility”) from an appropriate industry sector index of comparable entities using the “simplified method” as prescribed in Staff Accounting Bulletin No. 107, Share-based Payment, to calculate expected term. Dividend payments were not assumed, as we did not anticipate paying a dividend at the dates in which the various option grants occurred during the year. The risk-free rate of return reflects the weighted average interest rate offered for zero coupon treasury bonds over the expected term of the options. The expected term of the awards represents the period of time that options granted are expected to be outstanding.

Equity Award Expense Attribution

For service-based equity awards, compensation cost is recognized using an accelerated method over the vesting or service period and is net of estimated forfeitures. For performance-based equity awards, compensation cost is recognized using a straight-line method over the vesting or performance period and is adjusted each reporting period in which a change in performance achievement is determined and is net of estimated forfeitures. We evaluate the probability of performance achievement each reporting period and, if necessary, adjust share-based compensation expense based on expected performance achievement.

Restricted Common Stock Awards

We have issued restricted common stock awards to employees, our Board and our senior advisory board. During 2010, 2009 and 2008, we issued approximately 359,000 (or 280,000 shares net of forfeitures), 1,074,000 (or 1,049,000 shares net of forfeitures), and 6,000 shares, respectively. During 2010, 2009 and 2008, the weighted-average grant date fair value of each restricted common stock share was $19.35, $15.02, and $16.04, respectively. The fair value of shares vested during the fiscal years ended December 31, 2010, 2009 and 2008 was $340, $747, and $107, respectively.

A summary of changes in restricted shares during the fiscal year ended December 31, 2010 is as follows:

				Weighted	Weighted
				Average	Average
	Service-			Grant	Remaining	Aggregate
	Based	Performance-		Date Fair	Contractual	Intrinsic
	Shares	Based Shares	Total Shares	Value	Term	Value

Non-vested restricted shares outstanding as of January 1, 2010	343,000	674,000	1,017,000	$14.92	6 years
Granted	278,000	81,000	359,000	19.35
Vested	(16,000)	—	(16,000)	21.32
Forfeited	(26,000)	(53,000)	(79,000)	14.74

Restricted Shares outstanding as of December 31, 2010	579,000	702,000	1,281,000	$15.85	6 years	$25,813

As of December 31, 2010, there was $12,766 of total unrecognized compensation cost related to unvested restricted common stock awards that will be recognized over a weighted average period of 1.9 years.

SSARs

We have issued SSARs to employees, our Board and our senior advisory board. During 2010 and 2009, we issued approximately 1,876,000 SSARs (or 1,689,000 SSARs net of forfeitures) and 2,765,000 SSARs (or 2,696,000 SSARs net of forfeitures), respectively. During 2010 and 2009 the weighted-average grant date fair value of each SSAR was $7.52 and $4.66, respectively. The fair value of SSARs vested during the fiscal year ended December 31, 2010 and December 31, 2009 was $2,322 and $1,802 respectively.

A summary of changes in SSARs during the fiscal year ended December 31, 2010 is as follows:

				Weighted	Weighted
				Average	Average
	Service-			Grant	Remaining	Aggregate
	Based	Performance-		Date Fair	Contractual	Intrinsic
	SSARs	Based SSARs	Total SSARs	Value	Term	Value

SSARs outstanding as of January 1, 2010	1,329,000	1,367,000	2,696,000	$4.66	6 years
Granted	1,597,000	279,000	1,876,000	7.52
Exercised	(61,000)	—	(61,000)	4.62
Forfeited	(80,000)	(107,000)	(187,000)	4.69

SSARs outstanding as of December 31, 2010	2,785,000	1,539,000	4,324,000	$5.86	6 years	$15,240

SSARs exercisable as of December 31, 2010	779,000	—	779,000	$4.90	5 years	$3,584

During the fiscal years ended December 31, 2010 we issued approximately 12,000 shares of common stock, in connection with stock-settled stock appreciation right (or “SSAR) exercises of 61,000.

As of December 31, 2010, there was $15,322 of total unrecognized compensation cost related to unvested SSARs that will be recognized over a weighted average period of 1.8 years.

Common Stock Option Awards

During the fiscal years ended December 31, 2010, 2009 and 2008, we granted service-based stock options for the purchase of approximately 102,000, 543,000 and 1,904,000 shares, respectively. The stock options granted during the fiscal year ended December 31, 2010 have a weighted average exercise price of $21.50 and have a service vesting period of five years. The options granted during 2009 have a weighted average exercise price of $20.01 and have a service vesting period of five years. The options granted during 2008 have a weighted average exercise price of $15.70 and have a service vesting period of five years with the exception of 41,000 which vest over a ten-month period.

The exercise price of all stock options described above was equal to the market price of our common stock on the date of grant (or “common stock grant-date fair value”), and therefore the intrinsic value of each option grant was zero. The common stock grant-date fair value of options granted during the fiscal year ended December 31, 2010 represents the market value of our common stock as of the close of market on the grant date. The common stock grant-date fair value of options granted during the fiscal years ended December 31, 2009 and 2008 represents the market value of our common stock as of the close of market on the date prior to the grant date.

The weighted-average grant-date fair value of each option granted during the fiscal years ended December 31, 2010, 2009 and 2008 was $6.84, $6.54 and $6.41, respectively.

A summary of changes in outstanding options during the fiscal year ended December 31, 2010 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value

Options outstanding as of January 1, 2010	6,444,000	$9.93	7 years
Granted	102,000	21.50
Exercised	(1,403,000)	7.72
Forfeited	(576,000)	15.41

Options outstanding as of December 31, 2010	4,567,000	$10.18	6 years	$46,344

Options exercisable as of December 31, 2010	2,953,000	$8.47	5 years	$34,727

The total fair value of stock options vested during the fiscal years ended December 31, 2010, 2009 and 2008 was $12,450, $6,195 and $7,095, respectively.

During the fiscal years ended December 31, 2010, 2009 and 2008, we issued approximately 1,403,000, 1,749,000, and 455,000 shares of common stock, respectively, in connection with employee stock option exercises for aggregate exercise proceeds of $10,698, $10,407 and $1,862, respectively.

The total intrinsic value of stock options exercised during the fiscal years ended December 31, 2010, 2009 and 2008 was $19,883, $22,448, and $5,592, respectively. Our policy for issuing shares upon stock option exercise is to issue new shares of common stock.

As of December 31, 2010, there was $3,529 of total unrecognized compensation cost related to outstanding stock option awards that will be recognized over a weighted average period of 1.5 years.

The following table summarizes the exercise price range, weighted average exercise price, and remaining contractual lives for the number of stock options outstanding as of December 31, 2010, 2009 and 2008:

	December 31,
	2010	2009	2008

Range of exercise prices	$0.63 - $23.11	$0.63 - $23.60	$0.63 - $17.86
Number of options outstanding	4,567,000	6,444,000	7,995,000
Weighted average exercise price	$10.18	$9.93	$8.63
Weighted average remaining contractual life	5.7 years	6.7 years	7.3 years